INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	August 31, 2020	August 31, 2019

Income (loss) before taxes	$34,132	$(422,341)
Statutory tax rate	21.0%	21.0%
Expected income tax expense (recovery)	7,168	(88,692)
Non-deductible items	3,635	—
Change in enacted rates and other	4,441	—
Change in valuation allowance	(15,244)	88,692
Income tax expense (recovery)	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	August 31, 2020	August 31, 2019

Net operating loss carry forwards	$2,776,534	$2,787,648
Marketable securities	583	5,698
Financing costs	2,195	4,725
Intangible assets	4,725	4,725
Mineral property	49,330	45,816
Capital loss carry forwards	4,526	4,526
	2,837,893	2,853,138
Valuation allowance	2,837,893	2,853,138
Deferred tax assets (liabilities)	$—	$—